Common Stock and Warrants - Schedule of Warrant Activity (Details) - Warrant [Member] - $ / shares	6 Months Ended	12 Months Ended
	Sep. 30, 2020	Mar. 31, 2020
Number of Warrants, Outstanding, Beginning Balance	4,901,119	3,818,909
Number of Warrants, Granted	290,348	1,905,700
Number of Warrants, Cashless warrant exercises	(100,000)	(337,500)
Number of Warrants, Expired	(36,000)	(90,000)
Number of Warrants, Cancelled		(396,000)
Number of Warrants, Issued in conjunction with convertible debt	632,143
Number of Warrants, Sold	40,000
Number of Warrants, Outstanding, Ending Balance	5,727,610	4,901,119
Weighted-Average Exercise Price, Outstanding, Beginning Balance	$ 2.12	$ 2.20
Weighted-Average Exercise Price, Granted	0.37	2.07
Weighted-Average Exercise Price, Cashless Conversions	0.30	1.27
Weighted-Average Exercise Price, Expired	3.89	2.22
Weighted-Average Exercise Price, Cancelled		2.32
Weighted-Average Exercise Price, Issued in conjunction with convertible debt	0.35
Weighted-Average Exercise Price, Sold	1.00
Weighted-Average Exercise Price, Outstanding, Ending Balance	$ 0.50	$ 2.12
Warrants Exercisable, Outstanding, Beginning Balance	4,072,369	3,036,036
Warrants Exercisable, Outstanding, Ending Balance	5,073,860	4,072,369
Weighted-Average Exercisable Price, Outstanding, Beginning Balance	$ 0.53	$ 0.54
Weighted-Average Exercisable Price, Outstanding, Ending Balance	$ 0.48	$ 0.53